Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

Significant components of the Company’s deferred tax assets as of December 31, 2019 and 2018 are summarized below.

	December 31,
	2019	2018
Capitalized research and development costs	$-	$183,000
Research and development credits	3,017,000	3,017,000
Stock-based compensation	3,787,000	3,787,000
Stock options issued in connection with the payment of debt	202,000	202,000
Net operating loss carryforwards	19,982,000	20,424,000
Accrued compensation	586,000	367,000
Accrued interest due to related party	217,000	103,000
Other, net	8,000	8,000
Total deferred tax assets	27,799,000	28,091,000
Valuation allowance	(27,799,000)	(28,091,000)
Net deferred tax assets	$-	$-

Reconciliation of Income Tax Rate Federal Statutory Rate and Effective Tax Rate

Reconciled below is the difference between the income tax rate computed by applying the U.S. federal statutory rate and the effective tax rate for the years ended December 31, 2019 and 2018.

	Years Ended December 31,
	2019	2018

U. S. federal statutory tax rate	(21.0)%	(21.0)%
Forgiveness of indebtedness	-%	-%
Change in valuation allowance	(1.0)%	(14.4)%
Adjustment to deferred tax asset	22.0%	35.4%
Other	-%	-%
Effective tax rate	0.0%	0.0%